UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 97.7%
EUROPE — 48.1%
France — 8.8%
Alcatel-Lucent**	706,481	$4,055,943
Alstom SA	56,620	3,348,076
Nexans SA	26,850	2,568,105
Remy Cointreau SA	60,979	4,592,308
Safran SA	154,633	5,465,473
Technip SA	45,171	4,817,207
Zodiac Aerospace	52,207	3,796,294

		28,643,406

United Kingdom — 6.2%
Aggreko PLC	133,880	3,384,799
Antofagasta PLC	96,571	2,108,462
ARM Holdings PLC	430,850	3,974,247
Johnson Matthey PLC	61,631	1,838,963
Lloyds Banking Group PLC**	3,301,110	3,076,255
Michael Page International PLC	391,518	3,228,314
Petrofac, Ltd.	100,600	2,402,999

		20,014,039

Switzerland — 6.0%
ABB, Ltd.**	133,737	3,212,018
Panalpina Welttransport Holding AG**	30,609	3,819,043
Syngenta AG	14,349	4,663,230
Temenos Group AG**	112,409	4,258,937
Xstrata PLC	144,905	3,386,912

		19,340,140

Sweden — 4.6%
Nobia AB**	500,642	4,699,542
Swedbank AB — A	313,285	5,360,475
Volvo AB — B	272,425	4,790,820

		14,850,837

Germany — 4.4%
ADVA AG Optical Networking**	254,660	2,138,708
Dialog Semiconductor PLC**	196,976	4,088,197
Henkel AG & Co. KGaA	31,496	1,645,503
Hugo Boss AG — Pref.	15,358	1,284,150
Infineon Technologies AG	260,419	2,670,179
Rheinmetall AG	28,304	2,345,363

		14,172,100

Ireland — 3.6%
Paddy Power PLC	56,141	2,458,486
Shire PLC	176,674	5,132,773
Smurfit Kappa Group PLC**	327,722	4,156,787

		11,748,046

Russia — 3.6%
Mechel — SP ADR	100,390	3,091,008
Sberbank RF	900,687	3,384,782
Uralkali — SP GDR	126,221	5,234,385

		11,710,175

Netherlands — 2.9%
Chicago Bridge & Iron Co. NV	77,891	3,167,048
CNH Global NV**	67,183	3,261,735
NXP Semiconductor NV**	104,735	3,142,050

		9,570,833

Denmark — 2.9%
Jyske Bank AS**	38,970	1,735,473
Novo Nordisk AS — B	40,314	5,064,919
Novozymes AS — B	17,644	2,701,331

		9,501,723

Finland — 2.0%
Cargotec OYJ — B	68,590	3,343,862
Ramirent OYJ	190,640	3,134,015

		6,477,877

Norway — 1.4%
DnB NOR ASA	293,927	4,509,689

Spain — 1.0%
Banco Santander SA	131,710	1,529,107
Inditex SA	19,570	1,570,326

		3,099,433

Turkey — 0.7%
Turkiye Is Bankasi — C	702,920	2,248,907

Total EUROPE		155,887,205

FAR EAST — 32.8%
Japan — 11.2%
Fast Retailing Co., Ltd.	20,417	2,555,193
Hitachi Construction Machinery Co., Ltd.	125,447	3,141,453
Isuzu Motors, Ltd.	848,404	3,355,673
Komatsu, Ltd.	107,427	3,648,489
Makino Milling Machine Co., Ltd.	317,216	2,692,408
Makita Corp.	109,101	5,075,990
Sanrio Co., Ltd.	56,790	1,680,897
Sony Corp.	113,491	3,634,768
Sumco Corp.**	133,492	2,691,345
Sumitomo Realty & Development Co., Ltd.	175,076	3,502,362
Toho Titanium Co., Ltd.	112,312	2,870,586
Toshiba Corp.	322,437	1,577,685

		36,426,849

China — 7.8%
Anhui Conch Cement Co., Ltd. — H	681,442	4,261,997
Belle International Holdings, Ltd.	899,715	1,649,399
China Coal Energy Co., Ltd. — H	2,396,901	3,266,309
Dongfeng Motor Group Co., Ltd. — H	1,855,851	3,158,875
Hengan International Group Co., Ltd.	202,920	1,505,227
Lenovo Group, Ltd.	3,902,085	2,222,295
Ping An Insurance Group Co. — H	328,384	3,328,780
Shenguan Holdings Group, Ltd.	2,557,794	2,992,322
Want Want China Holdings, Ltd.	3,681,470	2,891,771

		25,276,975

Australia — 4.7%
Boart Longyear, Ltd.	1,240,601	6,005,455
Coca-Cola Amatil, Ltd.	268,864	3,264,891
Cochlear, Ltd.	40,486	3,475,350

Driehaus International Discovery Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

CSL, Ltd.	69,107	$2,554,012

		15,299,708

India — 2.5%
ICICI Bank, Ltd. — SP ADR	98,084	4,887,526
Larsen & Toubro, Ltd. — GDR	90,477	3,369,363

		8,256,889

Indonesia — 2.2%
PT Bank Mandiri Tbk	4,526,972	3,535,275
PT Tambang Batubara Bukit Asam Tbk	1,430,771	3,450,611

		6,985,886

Singapore — 2.0%
Genting Singapore PLC**	1,884,064	3,064,126
SembCorp Marine, Ltd.	718,891	3,330,681

		6,394,807

South Korea — 0.9%
Samsung Electro-Mechanics Co., Ltd.	27,802	2,978,016

Taiwan — 0.8%
Wintek Corp.**	1,394,000	2,469,774

Malaysia — 0.7%
Axiata Group BHD**	1,462,311	2,312,660

Total FAR EAST		106,401,564

SOUTH AMERICA — 9.2%
Brazil — 6.3%
Fibria Celulose SA — SP ADR**	115,308	1,893,357
Gerdau SA — SP ADR	257,647	3,220,588
Itau Unibanco Holding SA — PREF ADR	131,414	3,160,507
Lojas Renner SA	46,200	1,503,732
OGX Petroleo e Gas Participacoes SA**	276,400	3,313,109
PDG Realty SA Empreendimentos e Participacoes	570,810	3,174,566
Vale SA — SP ADR	121,954	4,067,166

		20,333,025

Argentina — 1.0%
MercadoLibre, Inc.	40,244	3,285,118

Peru — 1.0%
Credicorp, Ltd.	31,112	3,264,582

Colombia — 0.9%
Ecopetrol SA — SP ADR	70,912	2,954,903

Total SOUTH AMERICA		29,837,628

NORTH AMERICA — 7.6%
Canada — 6.3%
Crew Energy, Inc.**	230,440	4,183,336
Eastern Platinum, Ltd.**	2,001,083	2,683,247
Gasfrac Energy Services, Inc.**	261,859	3,362,707
Imax Corp.**	51,233	1,638,431
Pacific Rubiales Energy Corp.	76,763	2,129,886
Petrominerales, Ltd.	91,105	3,452,499
SEMAFO, Inc.**	301,901	2,892,894

		20,343,000

United States — 1.3%
SXC Health Solutions Corp.**	75,864	4,157,347

Total NORTH AMERICA		24,500,347

Total EQUITY SECURITIES (Cost $251,482,348)		316,626,744

TOTAL INVESTMENTS (COST $251,482,348)	97.7%	$316,626,744

Other Assets In Excess Of Liabilities	2.3%	7,444,155

Net Assets	100.0%	$324,070,899

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$260,390,313

Gross Appreciation	$70,999,893
Gross Depreciation	(14,763,462)

Net Appreciation	$56,236,431

**	Non-income producing security
GDR	— Global Depository Receipt
PREF ADR	— Preferred American Depository Receipt
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 94.7%
FAR EAST — 48.0%
China — 18.6%
Baidu, Inc. — SP ADR**	115,756	$15,952,334
China Communications Construction Co., Ltd. — H	13,800,000	13,163,893
China Construction Bank Corp. — H	25,282,500	23,694,574
China National Building Material Co., Ltd. — H	2,752,000	10,100,803
China Shenhua Energy Co., Ltd. — H	3,961,000	18,662,945
China Unicom (Hong Kong), Ltd.	4,914,000	8,162,046
Cosco Pacific, Ltd.	3,256,000	6,161,601
Evergrande Real Estate Group, Ltd.	9,151,963	5,035,695
Hengan International Group Co., Ltd.	1,050,000	7,788,727
Kunlun Energy Co., Ltd.	8,426,000	13,432,118
Lonking Holdings, Ltd.	9,965,070	7,007,595
PetroChina Co., Ltd. — H	13,012,000	19,705,647
Ping An Insurance Group Co. — H	836,821	8,482,729

		157,350,707

South Korea — 8.7%
Hynix Semiconductor, Inc.	292,897	8,357,424
Hyundai Marine & Fire Insurance Co., Ltd.	158,010	4,407,772
Kia Motors Corp.	242,885	15,277,875
LG Chem, Ltd.	15,859	6,650,385
OCI Co., Ltd.	10,055	4,528,164
Samsung Electronics Co., Ltd.	25,172	21,386,849
Samsung Heavy Industries Co., Ltd.	352,210	12,811,139

		73,419,608

Taiwan — 6.2%
Catcher Technology Co., Ltd.	912,000	4,512,472
Formosa Chemicals & Fibre Corp.	2,260,000	8,569,194
Hon Hai Precision Industry Co., Ltd.	1,454,000	5,092,820
Taiwan Mobile Co., Ltd.	5,107,000	12,017,901
Taiwan Semiconductor Manufacturing Co., Ltd.	4,113,000	9,874,613
TPK Holding Co., Ltd.**	457,000	12,572,492

		52,639,492

Thailand — 4.6%
Bangkok Bank Public Co., Ltd. — NVDR	2,216,000	12,602,149
PTT Public Co., Ltd. — NVDR	1,135,791	13,293,768
Siam Commercial Bank Public Co., Ltd. — NVDR	3,736,000	13,340,651

		39,236,568

Malaysia — 3.6%
Petronas Chemicals Group BHD**	5,622,400	13,439,926
Sime Darby BHD	2,931,900	8,934,853
UEM Land Holdings BHD**	9,089,059	8,492,625

		30,867,404

India — 3.3%
ICICI Bank, Ltd.	429,530	10,751,012
Larsen & Toubro, Ltd.**	263,199	9,749,488
State Bank of India	127,688	7,917,830

		28,418,330

Indonesia — 2.2%
PT Astra International Tbk	848,631	5,555,207
PT Gudang Garam Tbk	2,677,339	12,867,831

		18,423,038

Mongolia — 0.8%
Mongolian Mining Corp.**	5,073,790	6,483,660

Total FAR EAST		406,838,807

SOUTH AMERICA — 18.4%
Brazil — 17.2%
Banco do Estado do Rio Grande do Sul	667,022	8,322,199
BR Malls Participacoes SA	852,900	8,792,030
BRF-Brasil Foods SA	495,300	9,283,178
Companhia Brasileira de Distribuicao Grupo Pao de Acucar — Pref. A	152,393	6,258,507
Companhia de Concessoes Rodoviarias	521,708	15,232,794
Cia. Hering SA	445,336	8,131,238
HRT Participacoes em Petroleo SA**	2,661	2,780,551
Itau Unibanco Holding SA	524,915	12,461,768
OdontoPrev SA	645,814	10,521,944
PDG Realty SA Empreendimentos e Participacoes	1,656,000	9,209,861
Petroleo Brasileiro SA — ADR	681,707	27,561,414
Tim Participacoes SA — ADR	157,064	6,855,843
Tractebel Energia SA	582,500	9,815,071
Vale SA — SP ADR	312,729	10,429,512

		145,655,910

Colombia — 1.2%
BanColombia SA — SP ADR	164,289	10,294,349

Total SOUTH AMERICA		155,950,259

EUROPE — 16.0%
Russia — 6.8%
LUKOIL — SP ADR	58,685	4,204,780
Magnit — SP GDR	133,795	4,055,326
Mechel — SP ADR	294,370	9,063,652
NovaTek — SP GDR	59,731	8,302,609
Rosneft Oil Co. — GDR	895,415	8,179,616
Sberbank RF	4,069,366	15,292,677
Uralkali — SP GDR	194,429	8,062,971

		57,161,631

United Kingdom — 3.9%
Afren PLC**	1,843,534	4,817,627
SABMiller PLC	388,754	13,766,912
Tullow Oil PLC	613,734	14,256,394

		32,840,933

Finland — 1.8%
Outotech OYJ	255,936	15,393,447

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

Turkey — 1.7%
Turk Telekomunikasyon AS	2,198,145	$11,047,314
Turkiye Garanti Bankasi AS	694,829	3,249,030

		14,296,344

Czech Republic — 1.4%
Komercni Banka AS	47,000	11,860,591

France — 0.4%
Technip SA	34,928	3,724,855

Total EUROPE		135,277,801

NORTH AMERICA — 6.3%
Mexico — 4.3%
America Movil SAB de CV	4,108,000	11,946,388
Genomma Lab Internacional SAB de CV — B**	2,380,750	5,384,206
Grupo Financiero Banorte SAB de CV — O	1,043,592	4,913,313
Grupo Televisa SA**	1,264,482	6,223,304
Mexichem SAB de CV	2,065,700	7,763,015

		36,230,226

Canada — 1.1%
IAMGOLD Corp.	442,677	9,757,615

United States — 0.9%
Southern Copper Corp.	195,668	7,879,550

Total NORTH AMERICA		53,867,391

AFRICA — 5.1%
South Africa — 5.1%
African Bank Investments, Ltd.	1,766,747	9,887,515
Gold Fields, Ltd.	248,876	4,357,629
Naspers, Ltd.— N	142,077	7,644,646
Sasol, Ltd.	241,598	13,981,257
Vodacom Group, Ltd.	594,683	6,977,965

		42,849,012

Total AFRICA		42,849,012

MIDDLE EAST — 0.9%
Qatar — 0.9%
Industries Qatar QSC	210,965	7,948,919

Total MIDDLE EAST		7,948,919

Total EQUITY SECURITIES (Cost $715,250,978)		802,732,189

TOTAL INVESTMENTS (COST $715,250,978)	94.7%	$802,732,189
Other Assets In Excess Of Liabilities	5.3%	44,906,573

Net Assets	100.0%	$847,638,762

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$722,153,259

Gross Appreciation	$90,003,717
Gross Depreciation	(9,424,787)

Net Appreciation	$80,578,930

**	Non-income producing security
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 95.8%
EUROPE — 48.2%
Germany — 15.3%
Bertrandt AG	36,661	$2,467,896
Deutsche Wohnen AG**	207,614	2,995,253
Deutz AG**	368,440	3,106,275
Dialog Semiconductor PLC**	154,677	3,210,290
Hugo Boss AG — Pref.	50,950	4,260,154
Kloeckner & Co.**	163,537	5,451,079
KUKA AG**	145,723	3,442,650
Pfeiffer Vacuum Technology AG	46,847	6,571,407
Praktiker Bau- und Heimwerkermaerkte Holding AG	338,035	3,985,787
Tognum AG	90,794	3,268,285
Wincor Nixdorf AG	38,128	3,087,005
Wirecard AG	334,620	6,001,270

		47,847,351

United Kingdom — 7.6%
Fenner PLC	556,247	3,212,411
Imagination Technologies Group PLC**	442,889	3,049,408
Melrose PLC	883,041	4,644,973
Premier Farnell PLC	496,435	2,160,594
Rightmove PLC	189,044	2,881,028
Spectris PLC	145,244	3,175,814
Telecity Group PLC**	192,247	1,568,236
Victrex PLC	145,922	3,160,207

		23,852,671

France — 5.9%
Faurecia**	123,421	4,512,715
Ingenico SA	153,286	6,863,568
Nexans SA	35,382	3,384,160
Rhodia SA	130,922	3,833,293

		18,593,736

Switzerland — 5.2%
Ferrexpo PLC	492,467	3,412,886
Meyer Burger Technology AG**	76,243	3,440,688
OC Oerlikon Corp. AG**	400,382	3,077,514
Sulzer AG	20,848	3,141,386
Temenos Group AG**	83,759	3,173,449

		16,245,923

Finland — 3.7%
Cargotec OYJ — B	68,612	3,344,935
Outotech OYJ	79,663	4,791,386
Ramirent OYJ	215,124	3,536,519

		11,672,840

Italy — 3.5%
Amplifon SpA	513,224	3,115,915
DiaSorin SpA	72,624	3,195,736
Safilo Group SpA**	256,835	4,604,409

		10,916,060

Norway — 3.1%
Atea ASA	428,433	4,822,559
Marine Harvest ASA	3,831,868	4,760,171

		9,582,730

Netherlands — 1.5%
Gemalto NV	96,516	4,747,014

Ireland — 1.4%
Kenmare Resources PLC**	1,673,173	1,190,407
Smurfit Kappa Group PLC**	251,953	3,195,742

		4,386,149

Spain — 1.0%
Viscofan SA	75,401	2,992,018

Total EUROPE		150,836,492

FAR EAST — 30.8%
China — 9.8%
China Liansu Group Holdings, Ltd.	1,784,000	1,534,343
China ZhengTong Auto Services Holdings, Ltd.**	2,799,500	2,861,205
International Mining Machinery Holdings, Ltd.	4,387,266	3,846,624
Lonking Holdings, Ltd.	5,515,855	3,878,837
MIE Holdings Corp.	4,825,065	2,301,328
Sa Sa International Holdings, Ltd.	5,739,865	2,929,500
Shenguan Holdings Group, Ltd.	788,283	922,200
Sohu.com, Inc.**	45,786	4,091,437
Trinity, Ltd.	3,266,000	3,035,679
Vinda International Holdings, Ltd.	2,968,546	2,923,303
West China Cement, Ltd.	5,226,000	2,311,156

		30,635,612

Japan — 9.1%
Asics Corp.	220,000	2,941,092
CyberAgent, Inc.	435	1,532,279
Ebara Corp.	501,000	2,674,249
M3, Inc.	534	3,242,005
Makino Milling Machine Co., Ltd.	365,000	3,097,980
Miraca Holdings, Inc.	81,900	3,135,988
Nabtesco Corp.	102,300	2,572,873
Sanrio Co., Ltd.	165,100	4,886,706
Toshiba Machine Co., Ltd.	560,129	3,030,272
United Arrows, Ltd.	106,370	1,393,884

		28,507,328

South Korea — 4.2%
CrucialTec Co., Ltd.**	77,242	1,739,256
Hyundai Marine & Fire Insurance Co., Ltd.	116,980	3,263,219
Mando Corp.	31,025	4,907,095
OCI Materials Co., Ltd.	26,892	3,289,946

		13,199,516

Australia — 3.1%
Boart Longyear, Ltd.	1,518,439	7,350,403
Monadelphous Group, Ltd.	102,509	2,269,048

		9,619,451

Malaysia — 2.0%
Bursa Malaysia BHD	1,055,300	2,902,402
Malaysia Marine and Heavy Engineering Holdings BHD**	1,465,900	3,305,686

		6,208,088

Taiwan — 1.4%
Catcher Technology Co., Ltd.	349,000	1,726,812

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

Wintek Corp.**	1,464,000	$2,593,794

		4,320,606

Indonesia — 1.0%
PT Borneo Lumbung Energi & Metal Tbk**	17,327,500	3,283,419

Philippines — 0.2%
Megaworld Corp.	12,894,345	626,891

Total FAR EAST		96,400,911

NORTH AMERICA — 9.5%
Canada — 8.6%
Canadian Western Bank	97,997	3,148,640
CGI Group, Inc. — A**	156,510	3,281,948
Cineplex, Inc.	128,948	3,080,387
Crew Energy, Inc.**	152,840	2,774,610
Dollarama, Inc.**	158,078	4,845,877
Eastern Platinum, Ltd.**	915,095	1,227,048
Gasfrac Energy Services, Inc.**	361,047	4,636,447
Viterra, Inc.	317,346	3,849,396

		26,844,353

Mexico — 0.9%
Genomma Lab Internacional SAB de CV — B**	1,320,571	2,986,549

Total NORTH AMERICA		29,830,902

SOUTH AMERICA — 5.1%
Brazil — 5.1%
Brasil Insurance Participacoes e Administracao SA**	1,052	1,159,832
CETIP SA	133,966	2,186,748
Cia. Hering SA	169,200	3,089,365
Even Construtora e Incorporadora SA	599,700	3,070,770
Iguatemi Empresa de Shopping Centers SA	36,757	898,297
OdontoPrev SA	335,952	5,473,508

		15,878,520

Total SOUTH AMERICA		15,878,520

MIDDLE EAST — 1.4%
United Arab Emirates — 1.4%
Polarcus, Ltd.**	3,147,446	4,507,531

Total MIDDLE EAST		4,507,531

AFRICA — 0.8%
South Africa — 0.8%
Clicks Group, Ltd.	382,013	2,403,322

Total AFRICA		2,403,322

Total EQUITY SECURITIES (Cost $263,377,232)		299,857,678

EXCHANGE-TRADED FUNDS — 1.0%
NORTH AMERICA — 1.0%
United States — 1.0%
Market Vectors Junior Gold Miners	81,782	3,207,490

Total NORTH AMERICA		3,207,490

Total EXCHANGE-TRADED FUNDS (Cost $2,806,269)		3,207,490

TOTAL INVESTMENTS (COST $266,183,501)	96.8%	$303,065,168
Other Assets In Excess Of Liabilities	3.2%	10,068,702

Net Assets	100.0%	$313,133,870

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$269,214,782

Gross Appreciation	$38,616,918
Gross Depreciation	(4,766,532)

Net Appreciation	$33,850,386

**     Non-income producing security

See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 94.6%
NORTH AMERICA — 58.4%
United States — 54.4%
Acme Packet, Inc.**	6,525	$463,015
Allscripts Healthcare Solutions, Inc. **	27,179	570,487
American Tower Corp. — A**	7,761	402,175
Apple Inc.**	1,511	526,508
Aruba Networks, Inc.**	17,406	589,019
BE Aerospace, Inc.**	24,046	854,354
Cabela’s, Inc.**	20,370	509,454
Cameron International Corp.**	8,051	459,712
Cavium Networks, Inc.**	12,841	576,946
Celgene Corp.**	6,694	385,106
Chipotle Mexican Grill, Inc.**	1,009	274,821
Ciena Corp.**	28,447	738,484
Deckers Outdoor Corp.**	6,440	554,806
Deere & Co.	7,029	681,040
Discovery Communications, Inc. — A**	8,514	339,709
DSW, Inc. — A**	19,661	785,654
Edwards Lifesciences Corp.**	7,275	632,925
EMC Corp.**	19,815	526,088
Equinix, Inc.**	7,701	701,561
F5 Networks, Inc.**	5,361	549,878
Fifth Third Bancorp	35,841	497,473
Financial Engines, Inc.**	22,299	614,560
Finisar Corp.**	28,839	709,439
Fortinet, Inc.**	12,436	547,184
Freeport-McMoRan Copper & Gold, Inc.	9,971	553,889
General Motors Co.**	14,798	459,182
Goldman Sachs Group, Inc.	3,205	507,896
Google, Inc. — A**	1,186	695,245
Green Mountain Coffee Roasters, Inc.**	6,803	439,542
Illumina, Inc.**	10,191	714,083
IntercontinentalExchange, Inc.**	4,148	512,444
Las Vegas Sands Corp.**	17,094	721,709
LogMeIn, Inc.**	14,153	596,690
McDonald’s Corp.	6,868	522,586
MGIC Investment Corp.**	51,611	458,822
Monster Worldwide, Inc.**	30,667	487,605
NVIDIA Corp.**	29,378	542,318
NxStage Medical, Inc.**	17,613	387,134
OmniVision Technologies, Inc.**	12,120	430,624
PACCAR, Inc.	10,495	549,413
priceline.com, Inc.**	1,472	745,480
QUALCOMM, Inc.	7,281	399,217
Riverbed Technology, Inc.**	10,267	386,553
Sanmina-SCI Corp.**	23,055	258,447
Starwood Hotels & Resorts Worldwide, Inc.	8,582	498,786
Stillwater Mining Co.**	26,628	610,580
Terex Corp.**	17,013	630,162
The Coca-Cola Co.	7,962	528,279
Tidewater, Inc.	6,816	407,938
United Rentals, Inc.**	15,351	510,881
United Therapeutics Corp.**	7,858	526,643
Valassis Communications, Inc.**	12,876	375,207
Whole Foods Market, Inc.	11,878	782,760

		28,730,513

Canada — 3.0%
Crew Energy, Inc.**	18,053	327,729
Eastern Platinum, Ltd.**	316,368	424,217
Pacific Rubiales Energy Corp.	13,032	361,589
SEMAFO, Inc.**	49,327	472,664

		1,586,199

Bermuda — 1.0%
Marvell Technology Group, Ltd.**	32,337	502,840

Total NORTH AMERICA		30,819,552

EUROPE — 18.3%
United Kingdom — 3.8%
ARM Holdings PLC	47,289	436,203
Diageo PLC	27,739	527,315
Lloyds Banking Group PLC**	403,040	375,587
Petrofac, Ltd.	16,481	393,676
Rockhopper Exploration PLC**	73,330	291,445

		2,024,226

Russia — 3.5%
Mechel — SP ADR	16,510	508,343
Sberbank RF	152,864	574,463
Uralkali — SP GDR	18,517	767,900

		1,850,706

Switzerland — 2.5%
Weatherford International, Ltd.**	28,769	650,179
Xstrata PLC	29,291	684,628

		1,334,807

France — 2.3%
Sodexo	7,881	575,533
Technip SA	5,693	607,123

		1,182,656

Ireland — 1.6%
Shire PLC	29,044	843,793

Denmark — 1.1%
Novo Nordisk AS — B	4,680	587,980

Norway — 1.0%
Telenor ASA	33,373	549,151

Netherlands — 1.0%
Chicago Bridge & Iron Co. NV	12,464	506,786

Germany — 0.8%
Infineon Technologies AG	42,706	437,881

Turkey — 0.7%
Turkiye Is Bankasi — C	112,854	361,063

Total EUROPE		9,679,049

FAR EAST — 11.2%
Japan — 4.9%
FANUC Corp.	3,800	575,162
Komatsu, Ltd.	18,250	619,815
Makita Corp.	10,211	475,073

Driehaus Global Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

Sony Corp.	14,663	$469,611
Sumco Corp.**	23,239	468,524

		2,608,185

China — 3.3%
China Coal Energy Co., Ltd. — H	339,478	462,614
Focus Media Holding, Ltd. — ADR**	21,986	674,311
Ping An Insurance Group Co. — H	58,876	596,817

		1,733,742

India — 1.4%
ICICI Bank, Ltd. — SP ADR	14,661	730,558

Australia — 1.1%
Boart Longyear, Ltd.	119,525	578,592

Singapore — 0.5%

Genting Singapore PLC**	164,221	267,079

Total FAR EAST		5,918,156

SOUTH AMERICA — 6.7%
Brazil — 4.5%
Gerdau SA — SP ADR	41,958	524,475
Itau Unibanco Holding SA — PREF ADR	22,407	538,888
OGX Petroleo e Gas Participacoes SA**	45,759	548,497
Vale SA — SP ADR	23,009	767,350

		2,379,210

Colombia — 1.2%
Ecopetrol SA — SP ADR	14,919	621,675

Argentina — 1.0%
MercadoLibre, Inc.	6,553	534,921

Total SOUTH AMERICA		3,535,806

Total EQUITY SECURITIES (Cost $39,205,902)		49,952,563

TOTAL INVESTMENTS (COST $39,205,902)	94.6%	$49,952,563
Other Assets In Excess Of Liabilities	5.4%	2,836,189

Net Assets	100.0%	$52,788,752

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:		$40,164,344

Gross Appreciation		$11,840,658
Gross Depreciation		(2,052,439)

Net Appreciation		$9,788,219

**	Non-income producing security

ADR	— American Depository Receipt

PREF ADR	— Preferred American Depository Receipt

SP ADR	— Sponsored American Depository Receipt

SP GDR	— Sponsored Global Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 96.2%
INFORMATION TECHNOLOGY — 28.6%
Semiconductors & Semiconductor Equipment — 8.4%
Atmel Corp.**	17,978	$245,041
Cavium Networks, Inc.**	10,995	494,005
Cirrus Logic, Inc.**	8,996	189,186
NVIDIA Corp.**	20,376	376,141
NXP Semiconductor NV**	15,361	460,830
OmniVision Technologies, Inc.**	8,925	317,105
TriQuint Semiconductor, Inc.**	18,992	245,187

		2,327,495

Software — 7.9%
Check Point Software Technologies, Ltd.**	5,649	288,381
Fortinet, Inc.**	7,844	345,136
Informatica Corp.**	8,862	462,862
Rovi Corp.**	14,471	776,369
Synchronoss Technologies, Inc.**	9,227	320,638

		2,193,386

Communications Equipment — 6.8%
Acme Packet, Inc.**	4,264	302,573
F5 Networks, Inc.**	3,947	404,844
Finisar Corp.**	14,881	366,073
JDS Uniphase Corp.**	16,069	334,878
Polycom, Inc.**	4,528	234,777
Riverbed Technology, Inc.**	6,638	249,921

		1,893,066

IT Services — 2.4%
VeriFone Systems, Inc.**	12,413	682,094

Electronic Equipment, Instruments & Components — 2.0%
IPG Photonics Corp.**	6,686	385,648
Universal Display Corp.**	2,983	164,184

		549,832

Internet Software & Services — 1.1%
LogMeIn, Inc.**	1,940	81,790
Monster Worldwide, Inc.**	14,173	225,351

		307,141

Total INFORMATION TECHNOLOGY		7,953,014

CONSUMER DISCRETIONARY — 17.8%
Textiles, Apparel & Luxury Goods — 4.3%
Deckers Outdoor Corp.**	7,483	644,660
Lululemon Athletica, Inc.**	6,229	554,692

		1,199,352

Media — 3.6%
Focus Media Holding, Ltd. — ADR**	26,524	813,491
Imax Corp.**	5,590	178,768

		992,259

Hotels, Restaurants & Leisure — 3.1%
Panera Bread Co. — A**	3,293	418,211
Penn National Gaming, Inc.**	3,710	137,493
Wynn Resorts, Ltd.	2,475	314,944

		870,648

Specialty Retail — 3.0%
Dick’s Sporting Goods, Inc.**	8,288	331,354
DSW, Inc. — A**	12,756	509,730

		841,084

Internet & Catalog Retail — 3.0%

priceline.com, Inc.**	1,618	819,420

Leisure Equipment & Products — 0.8%
Polaris Industries, Inc.	2,527	219,900

Total CONSUMER DISCRETIONARY		4,942,663

HEALTH CARE — 14.3%
Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.**	7,072	697,865
United Therapeutics Corp.**	5,160	345,823

		1,043,688

Pharmaceuticals — 2.5%
ViroParma, Inc.**	25,420	505,858
Watson Pharmaceuticals, Inc.**	3,364	188,418

		694,276

Health Care Providers & Services — 2.5%
HMS Holdings Corp.**	4,868	398,446
Universal Health Services, Inc. — B	5,823	287,714

		686,160

Health Care Equipment & Supplies — 2.4%
Edwards Lifesciences Corp.**	6,255	544,185
NxStage Medical, Inc.**	5,328	117,109

		661,294

Health Care Technology — 2.3%
Cerner Corp.**	3,213	357,286
SXC Health Solutions Corp.**	5,294	290,111

		647,397

Life Sciences Tools & Services — 0.9%
Illumina, Inc.**	3,607	252,742

Total HEALTH CARE		3,985,557

ENERGY — 13.4%
Oil, Gas & Consumable Fuels — 10.1%
Brigham Exploration Co.**	14,835	551,565
Concho Resources, Inc.**	3,196	342,931
Oasis Petroleum, Inc.**	19,543	617,950
Patriot Coal Corp.**	9,425	243,448
Rosetta Resources, Inc.**	17,776	845,071
SandRidge Energy, Inc.**	17,191	220,045

		2,821,010

Energy Equipment & Services — 3.3%
Lufkin Industries, Inc.	1,863	174,135
McDermott International, Inc.**	12,543	318,467
Tidewater, Inc.	6,919	414,102
		906,704

Total ENERGY		3,727,714

INDUSTRIALS — 9.6%
Machinery — 5.4%
Joy Global, Inc.	3,802	375,676

Driehaus Mid Cap Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

Kennametal, Inc.	2,338	$91,182
Manitowoc Co., Inc.	16,818	367,978
Robbins & Myers, Inc.	6,058	278,607
Trinity Industries, Inc.	10,355	379,718

		1,493,161

Aerospace & Defense — 1.4%
BE Aerospace, Inc.**	11,337	402,804

Road & Rail — 1.2%
Genesee & Wyoming, Inc. — A**	5,660	329,412

Construction & Engineering — 0.9%
MasTec, Inc.**	11,994	249,475

Electrical Equipment — 0.7%
Polypore International, Inc.**	3,516	202,451

Total INDUSTRIALS		2,677,303

CONSUMER STAPLES — 5.7%
Food & Staples Retailing — 2.3%
Whole Foods Market, Inc.	9,525	627,698

Food Products — 1.9%
Green Mountain Coffee Roasters, Inc.**	8,341	538,912

Beverages — 1.5%
Hansen Natural Corp.**	6,998	421,490

Total CONSUMER STAPLES		1,588,100

MATERIALS — 4.0%
Metals & Mining — 2.2%
Allied Nevada Gold Corp.**	9,228	327,409
Molycorp, Inc.**	4,684	281,134

		608,543

Chemicals — 1.8%
CF Industries Holdings, Inc.	3,598	492,170

Total MATERIALS		1,100,713

FINANCIALS — 1.9%
Capital Markets — 1.2%
T. Rowe Price Group, Inc.	4,872	323,598

Commercial Banks — 0.7%
Comerica, Inc.	5,385	197,737

Total FINANCIALS		521,335

TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
MetroPCS Communications, Inc.**	14,958	242,918

Total TELECOMMUNICATION SERVICES		242,918

Total EQUITY SECURITIES (Cost $20,244,139)		26,739,317

TOTAL INVESTMENTS (COST $20,244,139)	96.2%	$26,739,317
Other Assets In Excess Of Liabilities	3.8%	1,051,255

Net Assets	100.0%	$27,790,572

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:		$20,265,729

Gross Appreciation		$6,750,052
Gross Depreciation		(276,464)

Net Appreciation		$6,473,588

**	Non-income producing security

ADR	— American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 97.7%
INFORMATION TECHNOLOGY — 31.8%
Software — 11.2%
Autodesk, Inc.**	5,533	$244,060
Check Point Software Technologies, Ltd.**	6,652	339,584
Citrix Systems, Inc.**	5,947	436,867
Oracle Corp.	23,161	772,883
Rovi Corp.**	13,027	698,899
Salesforce.com, Inc.**	1,623	216,800

		2,709,093

Computers & Peripherals — 8.1%
Apple Inc.**	4,232	1,474,640
EMC Corp.**	17,598	467,227

		1,941,867

Communications Equipment — 5.2%
Alcatel-Lucent — SP ADR**	29,778	173,010
F5 Networks, Inc.**	3,578	366,995
Juniper Networks, Inc.**	13,460	566,397
QUALCOMM, Inc.	2,672	146,506

		1,252,908

Internet Software & Services — 4.5%
Baidu, Inc. — SP ADR**	1,586	218,567
eBay, Inc.**	7,214	223,923
Google, Inc. — A**	1,078	631,934

		1,074,424

Semiconductors & Semiconductor Equipment — 2.0%
ARM Holdings PLC — SP ADR	3,472	97,806
NVIDIA Corp.**	20,456	377,618

		475,424

IT Services — 0.8%
Cognizant Technology Solutions Corp. — A**	2,466	200,732

Total INFORMATION TECHNOLOGY		7,654,448

CONSUMER DISCRETIONARY — 18.1%
Hotels, Restaurants & Leisure — 6.4%
Las Vegas Sands Corp.**	10,092	426,084
McDonald’s Corp.	8,718	663,353
Starbucks Corp.	12,208	451,086

		1,540,523

Internet & Catalog Retail — 6.3%
Amazon.com, Inc.**	2,748	494,997
Netflix, Inc.**	1,301	308,766
priceline.com, Inc.**	1,384	700,913

		1,504,676

Automobiles — 2.3%
Ford Motor Co.**	37,363	557,082

Media — 1.6%
Discovery Communications, Inc. — A**	9,607	383,319

Multiline Retail — 1.5%
Nordstrom, Inc.	7,984	358,322

Total CONSUMER DISCRETIONARY		4,343,922

ENERGY — 11.4%
Energy Equipment & Services — 8.0%
Baker Hughes, Inc.	2,801	205,677
Cameron International Corp.**	10,350	590,985
Halliburton Co.	2,606	129,883
Seadrill, Ltd.	12,466	449,649
Weatherford International, Ltd.**	23,612	533,631

		1,909,825

Oil, Gas & Consumable Fuels — 3.4%
Pioneer Natural Resources Co.	5,846	595,824
Whiting Petroleum Corp.**	3,059	224,684

		820,508

Total ENERGY		2,730,333

HEALTH CARE — 10.8%
Pharmaceuticals — 4.2%
Allergan, Inc.	3,978	282,518
Pfizer, Inc.	11,100	225,441
Shire PLC — ADR	5,759	501,609

		1,009,568

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.**	3,201	315,875
Gilead Sciences, Inc.**	3,945	167,426

		483,301

Health Care Providers & Services — 1.7%
Express Scripts, Inc.**	7,533	418,910

Health Care Technology — 1.7%
Cerner Corp.**	3,582	398,318

Health Care Equipment & Supplies — 1.2%
Edwards Lifesciences Corp.**	3,350	291,450

Total HEALTH CARE		2,601,547

INDUSTRIALS — 9.6%
Machinery — 8.9%
Caterpillar, Inc.	6,231	693,822
Cummins, Inc.	5,640	618,257
Deere & Co.	5,342	517,586
PACCAR, Inc.	6,159	322,424

		2,152,089

Electrical Equipment — 0.7%
Rockwell Automation, Inc.	1,737	164,407

Total INDUSTRIALS		2,316,496

CONSUMER STAPLES — 6.1%
Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	9,009	660,540
Whole Foods Market, Inc.	5,310	349,929

		1,010,469

Beverages — 1.9%
Anheuser-Busch InBev NV — SP ADR	4,826	275,902
The Coca-Cola Co.	2,765	183,458

		459,360

Total CONSUMER STAPLES		1,469,829

MATERIALS — 3.8%
Chemicals — 3.0%
Potash Corp. of Saskatchewan, Inc.	12,322	726,135

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	3,481	193,370

Driehaus Large Cap Growth Fund
Schedule of Investments
March 31, 2011 (unaudited)

	Number
	of	Market
	Shares	Value

Total MATERIALS		$919,505

FINANCIALS — 3.3%
Commercial Banks — 1.4%
Fifth Third Bancorp	24,179	335,605

Capital Markets — 1.3%
T. Rowe Price Group, Inc.	4,466	296,632

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.**	1,190	147,013

Total FINANCIALS		779,250

TELECOMMUNICATION SERVICES — 2.8%
Wireless Telecommunication Services — 2.8%
American Tower Corp. — A**	13,016	674,489

Total TELECOMMUNICATION SERVICES		674,489

Total EQUITY SECURITIES (Cost $18,541,487)		23,489,819

TOTAL INVESTMENTS (COST $18,541,487)	97.7%	$23,489,819
Other Assets In Excess Of Liabilities	2.3%	561,059

Net Assets	100.0%	$24,050,878

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:		$18,639,328

Gross Appreciation		$5,110,610
Gross Depreciation		(260,119)

Net Appreciation		$4,850,491

**	Non-income producing security

ADR	— American Depository Receipt

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments

A. Portfolio Valuation:
     Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.
     Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
          Level 1 — quoted prices in active markets for identical securities
          Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The summary of inputs used to value each Fund’s net assets as of March 31, 2011 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	March 31, 2011	Price	Inputs	Inputs
Driehaus International Discovery Fund
Investments in Securities*	$316,626,744	$316,626,744	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$802,732,189	$802,732,189	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$303,065,168	$303,065,168	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$49,952,563	$49,952,563	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$26,739,317	$26,739,317	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$23,489,819	$23,489,819	$—	$—

*	See Schedule of Investments for country or industry breakout.
     For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

ASSET-BACKED SECURITIES — 3.07%
Bear Stearns Asset Backed Securities Trust 0.31%, 2/25/28 [2]	$5,935,754	$5,643,875
Capital Auto Receivables Asset Trust 5.21%, 3/17/14	14,116,656	14,372,506
Citigroup Mortgage Loan Trust, Inc. 0.32%, 1/25/37 [2]	445,240	199,091
CNL Funding 7.65%, 6/18/14 [1]	4,481,845	4,511,690
Countrywide Asset-Backed Certificates 0.49%, 4/25/34 [2]	122,988	101,928
Fannie Mae REMICS 0.57%, 6/25/36 [2]	18,294,730	18,244,565
Freddie Mac REMICS 1.50%, 3/15/15	34,190,715	34,324,024
Freddie Mac REMICS 0.46%, 1/15/35 [2]	9,826,985	9,753,862
JP Morgan Alternative Loan Trust 0.31%, 3/25/37 [2]	339,544	294,024
Merrill Lynch Mortgage Investors, Inc. 0.72%, 8/25/35 [2]	124,929	119,865
Nissan Auto Lease Trust 2.07%, 1/15/15	6,594,978	6,621,747

Total ASSET-BACKED SECURITIES (Cost $93,755,812)		94,187,177

BANK LOANS — 3.50%
Advertising — 0.11%
Advantage Sales & Marketing LLC 9.25%, 5/29/18 [2]	3,500,000	3,559,080
Auto Manufacturers — 0.86%
General Motors Holdings LLC 4.00%, 10/27/15	29,000,000	26,288,500
Commercial Services — 0.52%
Altegrity, Inc. 7.75%, 2/21/15 [2]	13,408,700	13,464,614
Language Line LLC 10.50%, 10/26/16 [2]	2,500,000	2,543,750

		16,008,364

Diversified Financial Services — 0.05%
Fifth Third Processing Solutions, Inc. 8.25%, 11/1/17 [2]	1,500,000	1,524,000
Media — 0.72%
CMP Susquehanna Corp. 2.00%, 5/5/13 [2]	22,430,798	22,043,867

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Telecommunications — 1.24%
Arinc, Inc. 6.00%, 10/26/15 [2]	$37,500,000	$36,374,999
Sorenson Communications, Inc. 6.00%, 8/16/13 [2]	1,722,801	1,641,623

		38,016,622

Total BANK LOANS (Cost $107,532,716)		107,440,433

CORPORATE BONDS — 36.13%
Agriculture — 1.57%
Altria Group, Inc. 9.70%, 11/10/18	8,000,000	10,520,936
Lorillard Tobacco Co. 8.13%, 6/23/19	12,000,000	13,972,152
Lorillard Tobacco Co. 6.88%, 5/1/20	22,000,000	23,793,968

		48,287,056

Auto Parts & Equipment — 0.08%
Lear Corp. 8.13%, 3/15/20	2,313,000	2,544,300
Banks — 3.84%
Chase Capital II 0.80%, 2/1/27 [2]	21,879,000	18,491,584
First Chicago NBD Institutional Capital I 0.85%, 2/1/27 [2]	725,000	609,601
JP Morgan Chase Capital XXIII 1.31%, 5/15/47 [2]	3,000,000	2,483,115
JPMorgan Chase & Co. 7.90%, 4/29/49 [2]	57,813,000	63,253,781
Morgan Stanley 7.30%, 5/13/19	16,000,000	17,996,144
Wells Fargo & Co. 7.98%, 3/15/18 [2]	13,500,000	14,782,500

		117,616,725

Biotechnology — 0.24%
STHI Holding Corp. 8.00%, 3/15/18 [1]	7,000,000	7,245,000
Chemicals — 2.14%
CF Industries, Inc. 7.13%, 5/1/20	18,500,000	20,997,500
Momentive Performance Materials, Inc. 11.50%, 12/1/16	34,750,000	37,269,375
Nalco Co. 6.63%, 1/15/19 [1]	7,000,000	7,201,250

		65,468,125

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Coal — 0.26%
International Coal Group, Inc. 9.13%, 4/1/18	$7,100,000	$8,058,500
Commercial Services — 1.95%
DynCorp International, Inc. 10.38%, 7/1/17 [1]	26,250,000	28,415,625
United Rentals North America, Inc. 8.38%, 9/15/20	7,250,000	7,576,250
Wyle Services Corp. 10.50%, 4/1/18 [1]	22,285,000	23,789,237

		59,781,112

Computers — 0.67%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18 [1,3]	20,000,000	20,700,000
Diversified Financial Services — 1.54%
American Express Co. 6.80%, 9/1/66 [2]	34,843,000	35,539,860
JPMorgan Chase Capital XXI 1.25%, 2/2/37 [2]	10,000,000	8,313,320
Textron Financial Corp. 6.00%, 2/15/67 [1,2]	3,824,000	3,250,400

		47,103,580

Electronics — 0.84%
NXP BV / NXP Funding LLC (Netherlands) 3.05%, 10/15/13 [2,3]	26,000,000	25,772,500
Entertainment — 0.55%
AMC Entertainment Holdings, Inc. 9.75%, 12/1/20 [1]	3,000,000	3,210,000
Midwest Gaming Borrower LLC / Midwest Finance Corp. 11.63%, 4/15/16 [1]	13,137,000	13,563,953

		16,773,953

Healthcare — Services — 2.19%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18 [1]	14,500,000	14,935,000
Healthsouth Corp. 7.25%, 10/1/18	1,500,000	1,550,625
Healthsouth Corp. 7.75%, 9/15/22	34,250,000	35,620,000
National Mentor, Inc. 12.50%, 2/15/18 [1]	15,850,000	14,899,000

		67,004,625

Household Products/Wares — 1.41%
Armored Autogroup, Inc. 9.25%, 11/1/18 [1]	33,775,000	34,366,062

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Spectrum Brands Holdings, Inc. 9.50%, 6/15/18 [1]	$8,000,000	$8,820,000

		43,186,062

Insurance — 1.14%
Chubb Corp. 6.38%, 3/29/67 [2]	29,500,000	31,048,750
MBIA Insurance Corp. 14.00%, 1/15/33 [1,2]	7,150,000	3,932,500

		34,981,250

Iron/Steel — 1.37%
Allegheny Technologies, Inc. 9.38%, 6/1/19	13,000,000	16,469,518
ArcelorMittal (Luxembourg) 7.00%, 10/15/39 [3]	25,625,000	25,693,573

		42,163,091

Leisure Time — 1.05%
Equinox Holdings, Inc. 9.50%, 2/1/16 [1]	29,867,000	32,144,359
Lodging — 0.24%
Hyatt Hotels Corp. 6.88%, 8/15/19 [1]	7,000,000	7,492,338
Media — 1.06%
AMO Escrow Corp. 11.50%, 12/15/17 [1]	1,000,000	1,067,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	600,000	655,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	2,400,000	2,631,000
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18 [1]	27,230,000	28,046,900

		32,400,900

Miscellaneous Manufacturing — 1.75%
Amsted Industries, Inc. 8.13%, 3/15/18 [1]	19,475,000	20,765,219
GE Capital Trust I 6.38%, 11/15/67 [2]	32,140,000	32,903,325

		53,668,544

Oil & Gas — 1.50%
Anadarko Petroleum Corp. 8.70%, 3/15/19	7,000,000	8,574,083
ATP Oil & Gas Corp. 11.88%, 5/1/15	1,500,000	1,575,000
Tesoro Corp. 6.63%, 11/1/15	13,000,000	13,390,000

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Valero Energy Corp. 6.63%, 6/15/37	$7,500,000	$7,559,655
Venoco, Inc. 8.88%, 2/15/19 [1]	15,000,000	15,000,000

		46,098,738

Packaging & Containers — 0.17%
Graham Packaging Co. LP/GPC Capital Corp. I 9.88%, 10/15/14	5,000,000	5,168,750
Pharmaceuticals — 0.98%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	17,000,000	17,850,000
Patheon, Inc. (Canada) 8.63%, 4/15/17 [1,3]	12,000,000	12,285,000

		30,135,000

Pipelines — 1.23%
Enbridge Energy Partners LP 8.05%, 10/1/77 [2]	31,500,000	33,434,730
Oneok, Inc. 6.00%, 6/15/35	4,250,000	4,134,400

		37,569,130

Retail — 4.81%
Giraffe Acquisition Corp. 9.13%, 12/1/18 [1]	22,750,000	22,067,500
Michaels Stores, Inc. 11.38%, 11/1/16	15,500,000	16,895,000
Michaels Stores, Inc. 7.75%, 11/1/18 [1]	19,000,000	19,380,000
Neiman Marcus Group, Inc. 9.00%, 10/15/15	19,483,000	20,359,735
Neiman Marcus Group, Inc. 10.38%, 10/15/15	12,862,000	13,553,332
Rite Aid Corp. 6.88%, 8/15/13	8,400,000	8,043,000
Rite Aid Corp. 8.63%, 3/1/15	1,000,000	910,000
Rite Aid Corp. 9.38%, 12/15/15	5,000,000	4,556,250
Rite Aid Corp. 10.38%, 7/15/16	22,850,000	24,620,875
Rite Aid Corp. 9.50%, 6/15/17	12,850,000	11,548,938
Rite Aid Corp. 10.25%, 10/15/19	5,000,000	5,468,750

		147,403,380

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Software — 0.82%
First Data Corp. 11.25%, 3/31/16	$11,665,000	$11,621,256
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	13,440,000

		25,061,256

Telecommunications — 2.73%
CommScope, Inc. 8.25%, 1/15/19 [1]	10,800,000	11,286,000
PAETEC Escrow Corp. 9.88%, 12/1/18 [1]	22,750,000	24,001,250
PAETEC Holding Corp. 9.50%, 7/15/15	13,229,000	13,857,377
PAETEC Holding Corp. 8.88%, 6/30/17	5,323,000	5,735,533
Telcordia Technologies, Inc. 11.00%, 5/1/18 [1]	26,000,000	28,925,000

		83,805,160

Total CORPORATE BONDS (Cost $1,041,270,095)		1,107,633,434

CONVERTIBLE CORPORATE BONDS — 12.86%
Airlines — 0.33%
UAL Corp. 4.50%, 6/30/21	10,000,000	10,138,000
Auto Manufacturers — 2.26%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	69,146,875
Biotechnology — 0.62%
Amylin Pharmaceuticals, Inc. 2.50%, 4/15/11	19,170,000	19,128,148
Computers — 0.93%
SanDisk Corp. 1.50%, 8/15/17	25,100,000	28,425,750
Electrical Components & Equipment — 1.68%
SunPower Corp. 4.50%, 3/15/15 [1]	8,500,000	9,072,900
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/13 [3]	46,119,000	42,371,831

		51,444,731

Entertainment — 1.27%
International Game Technology 3.25%, 5/1/14	33,818,000	38,806,155
Internet — 0.16%
WebMD Health Corp. 2.25%, 3/31/16 [1]	5,000,000	4,843,750

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Lodging — 0.64%
Gaylord Entertainment Co. 3.75%, 10/1/14 [1]	$13,730,000	$19,548,088
Miscellaneous Manufacturing — 0.26%
Eastman Kodak Co. 7.00%, 4/1/17	9,015,000	8,034,619
Real Estate Investment Trusts — 1.45%
Boston Properties LP 3.63%, 2/15/14 [1]	14,000,000	15,260,000
Developers Diversified Realty Corp. 1.75%, 11/15/40	1,000,000	1,067,500
Host Hotels & Resorts LP 2.50%, 10/15/29 [1]	20,000,000	28,125,000

		44,452,500

Retail — 0.06%
Regis Corp. 5.00%, 7/15/14	1,500,000	2,008,125
Semiconductors — 0.81%
ON Semiconductor Corp. 2.63%, 12/15/26	21,100,000	24,845,250
Telecommunications — 2.39%
Ixia 3.00%, 12/15/15 [1]	6,000,000	6,607,500
NII Holdings, Inc. 3.13%, 6/15/12	16,625,000	16,708,125
Virgin Media, Inc. 6.50%, 11/15/16	29,550,000	50,050,312

		73,365,937

Total CONVERTIBLE CORPORATE BONDS (Cost $340,041,784)		394,187,928

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.70%
Federal Home Loan Banks 1.38%, 5/16/11	20,000,000	20,006,856
Freddie Mac Non Gold Pool 2.68%, 6/1/34[2]	1,275,380	1,305,910

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $21,282,086)		21,312,766

COMMON STOCK — 2.15%
Airlines — 0.09%
United Continental Holdings, Inc. *	118,124	2,715,671
Auto Parts & Equipment — 1.38%
Lear Corp.	394,350	19,271,884
TRW Automotive Holdings Corp. *	419,113	23,084,744

		42,356,628

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Investment Management Companies — 0.27%
Ares Capital Corp.	477,000	$8,061,300
Miscellaneous Manufacturing — 0.02%
Griffon Corp. *	46,690	613,040
Real Estate Investment Trusts — 0.39%
Annaly Capital Management, Inc.	689,420	12,030,379

Total COMMON STOCK (Cost $63,869,079)		65,777,018

CONVERTIBLE PREFERRED STOCK — 6.07%
Auto Manufacturers — 2.69%
Motors Liquidation Co. 5.25%, 3/6/32	475,000	3,473,438
Motors Liquidation Co. 6.25%, 7/15/33	10,690,650	78,816,817

		82,290,255

Banks — 1.85%
Bank of America Corp. 7.25%, 12/31/49	50,465	51,019,610
Citigroup, Inc. 7.50%, 12/15/12	45,000	5,692,500

		56,712,110

Telecommunications — 1.53%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	47,934	46,975,320

Total CONVERTIBLE PREFERRED STOCK (Cost $176,360,762)		185,977,685

PREFERRED STOCKS — 4.53%
Banks — 0.32%
Goldman Sachs Group, Inc. 6.13%, 11/1/60	400,000	9,740,000
Diversified Financial Services — 0.02%
Citigroup Capital XIII 7.88%, 10/30/40 [2]	20,000	548,000
Food — 1.00%
H.J. Heinz Finance Co. 8.00%, 7/15/13 [1]	285	30,708,750
Lodging — 1.11%
Las Vegas Sands Corp. 10.00%, 11/15/11	302,404	33,869,248
Office/Business Equipment — 1.10%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16 [1]	34,700	33,845,513
Telecommunications — 0.98%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20 [1,3]	27,242	30,170,515

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Total PREFERRED STOCKS (Cost $133,268,700)		$138,882,026

PURCHASED PUT OPTIONS — 0.23%
Annaly Capital Management, Inc., Exercise Price: $17.50, Expiration Date: January, 2012*	6,896	1,468,848
Ares Capital Corp., Exercise Price: $15.00, Expiration Date: January, 2012*	4,770	584,325
MBIA, Inc., Exercise Price: $5.00, Expiration Date: January, 2012*	3,300	122,100
MBIA, Inc., Exercise Price: $4.00, Expiration Date: January, 2012*	2,700	27,000
Standard and Poor’s 500 Index, Exercise Price: $1,330.00, Expiration Date: April, 2011*	1,950	3,295,500
The Goodyear Tire & Rubber Company, Exercise Price: $10.00, Expiration Date: January, 2012*	25,183	1,699,853

Total PURCHASED PUT OPTIONS (Cost $11,003,932)		7,197,626

SHORT-TERM INVESTMENTS — 36.26%
UMB Money Market Fiduciary 0.01%	1,111,478,650	1,111,478,650

Total SHORT-TERM INVESTMENTS (Cost $1,111,478,650)		1,111,478,650

TOTAL INVESTMENTS (Cost $3,099,863,616)	105.50%	3,234,074,743
Liabilities less Other Assets	(5.50)%	(168,491,110)

Net Assets	100.00%	$3,065,583,633

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

SECURITIES SOLD SHORT
CORPORATE BOND — (0.17)%
Advertising — (0.17)%
Visant Corp. 10.00%, 10/1/17	$(4,820,000)	$(5,253,800)

Total CORPORATE BONDS (Proceeds $5,103,018)		(5,253,800)

COMMON STOCK — (6.16)%
Airlines — (0.05)%
United Continental Holdings, Inc. *	(70,875)	(1,629,416)
Auto Manufacturers — (1.89)%
Ford Motor Co. *	(3,883,647)	(57,905,177)
Computers — (0.46)%
SanDisk Corp. *	(302,145)	(13,925,863)
Electrical Components & Equipment — (0.09)%
SunPower Corp. — Cl. A *	(151,900)	(2,603,566)
Entertainment — (0.52)%
International Game Technology	(988,808)	(16,048,354)
Lodging — (0.49)%
Gaylord Entertainment Co. *	(427,750)	(14,834,370)
Real Estate Investment Trusts — (0.76)%
Boston Properties, Inc.	(35,800)	(3,395,630)
Host Hotels & Resorts, Inc.	(1,129,200)	(19,885,212)

		(23,280,842)

Retail — (0.04)%
Regis Corp.	(72,750)	(1,290,585)
Semiconductors — (0.46)%
ON Semiconductor Corp. *	(1,435,491)	(14,168,296)
Telecommunications — (1.40)%
Ixia *	(192,467)	(3,056,376)
Virgin Media, Inc.	(1,439,700)	(40,009,263)

		(43,065,639)

Total COMMON STOCK (Proceeds $158,059,369)		(188,752,108)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $163,162,387)	(6.33)%	$(194,005,908)

*	Non-income producing security.

[1]	144A restricted security.

[2]	Variable rate security.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)
SWAP CONTRACTS
Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/ReceiveA	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	RatingC

Goldman Sachs	Alcatel-Lucent USA, Inc.
	6.50%, 1/15/28	$15,000,000	Pay	5.00%	9/20/2012	$(480,584)	$(307,807)	Bankruptcy/FTP	B

Goldman Sachs	Alcatel-Lucent USA, Inc.
	6.50%, 1/15/28	5,000,000	Pay	5.00	12/20/2012	(278,812)	(8,367)	Bankruptcy/FTP	B

Goldman Sachs	Boston Properties L.P.
	6.25%, 1/15/13	11,000,000	Pay	1.00	9/20/2014	848,323	(1,018,652)	Bankruptcy/FTP	A-

Goldman Sachs	Brunswick Corp.
	7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	(1,158,522)	Bankruptcy/FTP	B

Goldman Sachs	Brunswick Corp.							Restructuring/
	7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	(974,768)	Bankruptcy/FTP	B

Goldman Sachs	Centex Corp.
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(304,407)	Bankruptcy/FTP	BB-

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	390,481	Bankruptcy/FTP	B

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	3,916	Bankruptcy/FTP	B

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	280,481	Bankruptcy/FTP	B

Goldman Sachs	CVS Caremark Corp.
	4.88%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	115,732	Bankruptcy/FTP	BBB+

Goldman Sachs	Dow Jones CDX NA
	High Yield Series II Index	7,830,000	Pay	5.00	12/20/2013	2,158,144	(2,698,948)	Bankruptcy/FTP	CCC

Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8 Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	33,815	Bankruptcy/FTP	BBB

Goldman Sachs	Enbridge Energy, L.P.
	4.75%, 6/1/13	10,000,000	Pay	1.00	6/20/2015	56,732	(191,423)	Bankruptcy/FTP	BBB

Goldman Sachs	First Data Corp.
	9.88%, 9/24/15	5,000,000	Pay	5.00	6/20/2016	350,000	(30,119)	Bankruptcy/FTP	B-

Goldman Sachs	H.J. Heinz Co.
	6.38%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	106,249	Bankruptcy/FTP	BBB

Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	(63,388)	Bankruptcy/FTP	B+

Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	—	(21,247)	Bankruptcy/FTP	B+

Goldman Sachs	iStar Financial, Inc.
	5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	700,000	(721,513)	Bankruptcy/FTP	B+

Goldman Sachs	iStar Financial, Inc.							Restructuring/
	5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	725,000	(746,513)	Bankruptcy/FTP	B+

Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	—	(239,711)	Bankruptcy/FTP	BB+

Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	(184,667)	Bankruptcy/FTP	BB+

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)
Credit Default Swaps (continued)

						Premium	Unrealized
		Notional	Pay/ReceiveA	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating[c]

Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.90%, 7/15/17	$15,000,000	Pay	1.00%	12/20/2015	$679,159	$(230,383)	Bankruptcy/FTP	BB+

Goldman Sachs	Liz Claiborne, Inc.							Restructuring/
	5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(1,449,293)	Bankruptcy/FTP	CCC

Goldman Sachs	Liz Claiborne, Inc.							Restructuring/
	5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	(528,775)	Bankruptcy/FTP	CCC

Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	15,000,000	Pay	1.00	12/20/2015	1,047,333	(206,084)	Bankruptcy/FTP	BBB

Morgan Stanley	Masco Corp.
	6.13%, 10/03/16	4,500,000	Pay	1.00	3/20/2016	273,169	9,067	Bankruptcy/FTP	BBB

Goldman Sachs	Newell Rubbermaid, Inc.
	5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	(821,632)	Bankruptcy/FTP	BBB-

Merrill Lynch	Pitney Bowes, Inc.
	4.63%, 10/01/12	25,000,000	Pay	1.00	3/20/2016	562,996	(120,317)	Bankruptcy/FTP	BBB+

Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	(149,259)	Bankruptcy/FTP	BB

Goldman Sachs	Realogy Corp.
	10.50%, 4/15/14	5,000,000	Pay	5.00	3/20/2016	475,000	224,884	Bankruptcy/FTP	CC

Morgan Stanley	Sprint Nextel Corp.							Restructuring/
	6.00%, 12/1/16	5,000,000	Pay	5.00	12/20/2015	(276,094)	(141,731)	Bankruptcy/FTP	BB-

Morgan Stanley	Sprint Nextel Corp.							Restructuring/
	6.00%, 12/1/16	10,000,000	Pay	5.00	3/20/2016	(694,225)	(122,106)	Bankruptcy/FTP	BB-

Goldman Sachs	Standard Pacific Corp.
	7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	439,398	Bankruptcy/FTP	B

Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	134,955	Bankruptcy/FTP	A+

Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	10,000,000	Pay	1.00	3/20/2015	(257,326)	156,114	Bankruptcy/FTP	A+

Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(754,742)	Bankruptcy/FTP	BB+

Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	3,000,000	Pay	5.00	6/20/2015	(133,100)	(275,205)	Bankruptcy/FTP	BB+

Goldman Sachs	Tyson Foods, Inc.
	7.35%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	—	(343,190)	Bankruptcy/FTP	BBB-

Goldman Sachs	Vornado Realty L.P.							Restructuring/
	4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	(138,370)	Bankruptcy/FTP	BBB

Total Credit Default Swaps						7,753,792	(12,056,047)

Total Swaps Contracts						$7,753,792	($12,056,047)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts

C	Based on Standard & Poor’s corporation credit rating.

FTP=Failure to Pay

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund
Schedule of Investments
March 31, 2011 (continued)
FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)

U.S. 5 Year Treasury Note	(531)	June 2011	$408,304
U.S. 10 Year Treasury Note	(1,977)	June 2011	1,859,700
U.S. 30 Year Treasury Note	(1,023)	June 2011	1,279,681

Total Futures Contracts			$3,547,685

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

BANK LOANS — 7.77%
Advertising — 1.13%
Advantage Sales & Marketing LLC 9.25%, 5/29/18 [2]	$500,000	$508,440
Commercial Services — 1.13%
Language Line LLC 10.50%, 10/26/16 [2]	500,000	508,750
Diversified Financial Services — 2.27%
Fifth Third Processing Solutions, Inc. 8.25%, 11/1/17 [2]	1,000,000	1,016,000
Telecommunications — 3.24%
Arinc, Inc. 6.25%, 10/26/15 [2]	1,500,000	1,455,000

TOTAL BANK LOANS (Cost $3,437,240)		3,488,190

CORPORATE BONDS — 32.72%
Banks — 2.13%
ABN Amro North American Holding Preferred Capital Repackage Trust I 6.52%, 12/29/49 [1,2]	1,000,000	955,000
Commercial Services — 2.63%
DynCorp International, Inc. 10.38%, 7/1/17 [1]	500,000	541,250
Wyle Services Corp. 10.50%, 4/1/18 [1]	600,000	640,500

		1,181,750

Food — 2.29%
Dean Foods Co. 9.75%, 12/15/18 [1]	1,000,000	1,026,250
Healthcare — Services — 4.29%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18 [1]	500,000	515,000
National Mentor, Inc. 12.50%, 2/15/18 [1]	1,500,000	1,410,000

		1,925,000

Household Products/Wares — 1.70%
Armored Autogroup, Inc. 9.25%, 11/1/18 [1]	750,000	763,125
Insurance — 1.53%
MBIA Insurance Corp. 14.00%, 1/15/33 [1,2]	1,250,000	687,500
Oil & Gas — 5.09%
ATP Oil & Gas Corp./United States 11.88%, 5/1/15	750,000	787,500
United Refining Co. 10.50%, 2/28/18 [1]	1,000,000	993,750

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Venoco, Inc. 8.88%, 2/15/19 [1]	$500,000	$500,000

		2,281,250

Pharmaceuticals — 4.68%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	2,000,000	2,100,000
Retail — 3.73%
Claire’s Escrow Corp. 8.88%, 3/15/19 [1]	250,000	238,750
Rite Aid Corp. 6.88%, 8/15/13	1,500,000	1,436,250

		1,675,000

Software — 1.85%
First Data Corp. 11.25%, 3/31/16	835,000	831,869
Telecommunications — 2.80%
CommScope, Inc. 8.25%, 1/15/19 [1]	1,200,000	1,254,000

Total CORPORATE BONDS (Cost $14,315,249)		14,680,744

CONVERTIBLE CORPORATE BONDS — 14.14%
Coal — 1.18%
James River Coal Co. 3.13%, 3/15/18 [1,4]	500,000	530,000
Computers — 2.02%
SanDisk Corp. 1.50%, 8/15/17	800,000	906,000
Electrical Components & Equipment — 3.07%
Suntech Power Holdings Co., Ltd (China) 3.00%, 3/15/13 [3]	1,500,000	1,378,125
Healthcare — Products — 1.24%
Volcano Corp. 2.88%, 9/1/15	500,000	556,250
Miscellaneous Manufacturing — 1.46%
Eastman Kodak Co. 7.00%, 4/1/17	735,000	655,069
Pharmaceuticals — 1.52%
MannKind Corp. 3.75%, 12/15/13	1,355,000	682,581
Retail — 1.19%
Regis Corp. 5.00%, 7/15/14	400,000	535,500
Telecommunications — 2.46%
Ixia 3.00%, 12/15/15 [1]	1,000,000	1,101,250

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Total CONVERTIBLE CORPORATE BONDS (Cost $6,329,336)		$6,344,775

COMMON STOCK — 6.09%
Coal — 0.35%
International Coal Group, Inc. *	14,000	158,200
Investment Management Companies — 2.00%
Ares Capital Corp.	53,000	895,700
Real Estate Investment Trusts — 3.32%
Annaly Capital Management, Inc.	85,490	1,491,800
Telecommunications — 0.42%
PAETEC Holding Corp. *	55,999	187,037

Total COMMON STOCK (Cost $2,749,059)		2,732,737

CONVERTIBLE PREFERRED STOCK — 13.37%
Auto Manufacturers — 2.15%
General Motors Co. 4.75%, 12/1/13	20,000	964,000
Oil & Gas — 4.67%
ATP Oil & Gas Corp. 8.00%, 12/31/49 [1]	20,000	2,092,500
Telecommunications — 6.55%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	3,000	2,940,000

Total CONVERTIBLE PREFERRED STOCK (Cost $5,854,104)		5,996,500

PREFERRED STOCKS — 5.20%
Auto Manufacturers — 1.45%
Motors Liquidation Co. 7.25%, 4/15/41	94,958	651,649
Lodging — 3.75%
Las Vegas Sands Corp. 10.00%, 11/15/11	15,000	1,680,000

Total PREFERRED STOCKS (Cost $2,420,721)		2,331,649

PURCHASED CALL OPTION — 0.07%
Coinstar, Inc., Exercise Price: $45.00 Expiration Date: July, 2011*	70	32,900

Total PURCHASED CALL OPTIONS (Cost $30,153)		32,900

PURCHASED PUT OPTIONS — 2.62%
Annaly Capital Management, Inc., Exercise Price: $17.50 Expiration Date: January, 2012*	854	181,902
Ares Capital Corp., Exercise Price: $15.00 Expiration Date: January, 2012*	530	64,925

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

Coinstar, Inc., Exercise Price: $40.00 Expiration Date: July, 2011*	70	14,700
Great Atlantic and Pacific Tea Co., Exercise Price: $2.00 Expiration Date: May, 2011* 4	4,560	807,120
International Coal Group, Inc., Exercise Price: $10.00 Expiration Date: September, 2011*	50	5,000
International Coal Group, Inc., Exercise Price: $10.00 Expiration Date: June, 2011*	60	3,000
MBIA, Inc., Exercise Price: $5.00 Expiration Date: January, 2012* 4	1,100	40,700
Standard and Poor’s 500 Index, Exercise Price: $1,330.00 Expiration Date: April, 2011*	35	59,150

Total PURCHASED PUT OPTIONS (Cost $740,402)		1,176,497

SHORT-TERM INVESTMENTS — 25.70%
UMB Money Market Fiduciary 0.01%	11,529,982	11,529,982

Total SHORT-TERM INVESTMENTS (Cost $11,529,982)		11,529,982

TOTAL INVESTMENTS (Cost $47,406,246)	107.68%	48,313,974

Liabilities less Other Assets	(7.68)%	(3,446,138)

NET ASSETS	100.00%	$44,867,836

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (continued)

	Shares, Principal
	Amount, or
	Number of
	Contracts	Value

SECURITIES SOLD SHORT
Corporate Bond — (4.65)%
Real Estate Management — (4.65)%
Realogy Corp. 11.50%, 4/15/17 [1]	$(2,000,000)	$(2,085,000)

Total CORPORATE BONDS (Proceeds $2,131,685)		(2,085,000)

COMMON STOCK — (5.10)%
Computers — (1.18)%
SanDisk Corp. *	(11,455)	(527,961)
Healthcare — Products — (0.69)%
Volcano Corp. *	(12,120)	(310,272)
Oil & Gas — (1.24)%
ATP Oil & Gas Corp./United States *	(30,700)	(555,977)
Retail — (0.71)%
Regis Corp.	(18,110)	(321,271)
Telecommunications — (1.28)%
Ixia *	(36,251)	(575,666)

Total COMMON STOCK (Proceeds $2,320,628)		(2,291,147)

Total INVESTMENT SECURITIES SOLD SHORT	(9.75)%	$(4,376,147)

*	Non-income producing security.

[1]	144A restricted security.

[2]	Variable rate security.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (continued)
SWAP CONTRACTS
Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(C)
Goldman Sachs	Eastman Kodak Co. A
	7.25%, 11/15/13	$750,000	Pay	5.00%	3/20/2016	$122,813	$6,643	Bankruptcy/FTP	CCC

Goldman Sachs	Masco Corp. A
	6.13%, 10/3/16	500,000	Pay	1.00	12/20/2015	39,569	(11,528)	Bankruptcy/FTP	BBB

Merrill Lynch	Masco Corp. C
	6.13%, 10/3/16	500,000	Pay	1.00	3/20/2016	30,352	1,007	Bankruptcy/FTP	BBB

Total Credit Default Swaps						192,734	(3,878)

Total Swaps Contracts						$192,734	$(3,878)

(A)	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

(B)	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

(C)	Based on Standard & Poor’s corporation credit rating.

FTP=Failure to Pay
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund
Schedule of Investments
March 31, 2011 (continued)
FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)
U.S. 10 Year Treasury Note	(17)	June 2011	$14,639
U.S. 30 Year Treasury Note	(3)	June 2011	4,432

Total Futures Contracts			$19,071

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedules of Investments
March 31, 2011
(Unaudited)
A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Select Credit Fund (the “Select Credit Fund” and, together with the Active Income Fund, the “Funds”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions.
Significant Accounting Policies
The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
Securities Valuation
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at the representative quoted bid when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.
Each Fund is subject to the Financial Accounting Standards Board (“FASB”) “Fair Value Measurements” (the “Fair Value Statement”), which clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and provides a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB’s “Fair Value Statement” and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the ASU requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective

Driehaus Mutual Funds
Notes to Schedules of Investments—(Continued)
March 31, 2011
date of the ASU is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis is effective for interim and annual periods beginning after December 15, 2010. During the quarter ended March 31, 2011, there were no significant transfers between levels for the Active Income Fund or Select Credit Fund. The three levels of the fair value hierarchy under the Fair Value Statement are described below:
Level 1 — quoted prices for active markets for identical securities
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2011:

Assets	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$94,187,177	$—	$94,187,177
Bank Loans	—	107,440,433	—	107,440,433
Common Stocks
Airlines	2,715,671	—	—	2,715,671
Auto Parts & Equipment	42,356,628	—	—	42,356,628
Investment Management Companies	8,061,300	—	—	8,061,300
Miscellaneous Manufacturing	613,040	—	—	613,040
Real Estate Investment Trusts	12,030,379	—	—	12,030,379
Convertible Corporate Bonds	—	394,187,928	—	394,187,928
Convertible Preferred Stocks
Auto Manufacturers	—	82,290,255	—	82,290,255
Banks	56,712,110	—	—	56,712,110
Telecommunications	46,975,320	—	—	46,975,320
Corporate Bonds	—	1,107,633,434	—	1,107,633,434
Demand Deposit	1,111,478,650	—	—	1,111,478,650
Preferred Stocks
Banks	9,740,000	—	—	9,740,000
Diversified Financial Services	548,000	—	—	548,000
Food	—	30,708,750	—	30,708,750
Lodging	—	33,869,248	—	33,869,248
Office/Business Equipment	—	33,845,513	—	33,845,513
Telecommunications	—	30,170,515	—	30,170,515
Purchased Put Options	7,197,626	—	—	7,197,626
U.S. Government And Agency Securities	—	21,312,766	—	21,312,766

Total	$1,298,428,724	$1,935,646,019	$—	$3,234,074,743

Driehaus Mutual Funds
Notes to Schedules of Investments-(Continued)
March 31, 2011

Liabilities	Level 1	Level 2	Level 3	Total

Corporate Bonds	—	(5,253,800)	—	(5,253,800)
Common Stocks
Airlines	(1,629,416)	—	—	(1,629,416)
Auto Manufacturers	(57,905,177)	—	—	(57,905,177)
Computers	(13,925,863)	—	—	(13,925,863)
Electrical Components & Equipment	(2,603,566)	—	—	(2,603,566)
Entertainment	(16,048,354)	—	—	(16,048,354)
Lodging	(14,834,370)	—	—	(14,834,370)
Real Estate Investment Trusts	(23,280,842)	—	—	(23,280,842)
Retail	(1,290,585)	—	—	(1,290,585)
Semiconductors	(14,168,296)	—	—	(14,168,296)
Telecommunications	(43,065,639)	—	—	(43,065,639)

Total	$(188,752,108)	$(5,253,800)	—	$(194,005,908)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Credit Default Swaps	—	(4,302,255)	—	(4,302,255)
Futures Contracts	3,547,685	—	—	3,547,685

Total Other Financial Instruments	$3,547,685	$(4,302,255)	$—	$(754,570)

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.
The following is a summary of the inputs used to value the Select Credits Fund’s investments as of March 31, 2011:

Assets	Level 1	Level 2	Level 3	Total

Bank Loans	$—	$3,488,190	$—	$3,488,190
Common Stocks		—	—
Coal	158,200	—	—	158,200
Investment Management Companies	895,700	—	—	895,700
Real Estate Investment Trusts	1,491,800	—	—	1,491,800
Telecommunications	187,037	—	—	187,037
Convertible Corporate Bonds	—	6,344,775	—	6,344,775
Convertible Preferred Stocks
Auto Manufacturers	964,000	—	—	964,000
Oil & Gas	—	2,092,500	—	2,092,500
Telecommunications	2,940,000	—	—	2,940,000

Driehaus Mutual Funds
Notes to Schedules of Investments-(Continued)
March 31, 2011

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds	—	14,680,744	—	14,680,744
Demand Deposit	11,529,982	—	—	11,529,982
Preferred Stocks
Auto Manufacturers	—	651,649	—	651,649
Lodging	—	1,680,000	—	1,680,000
Purchased Call Options	32,900	—	—	32,900
Purchased Put Options	1,176,497	—	—	1,176,497

Total	$19,376,116	$28,937,858	$—	$48,313,974

Liabilities	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$(2,085,000)	$—	$(2,085,000)
Common Stocks
Computers	(527,961)	—	—	(527,961)
HealthCare — Products	(310,272)	—	—	(310,272)
Oil & Gas	(555,977)	—	—	(555,977)
Retail	(321,271)	—	—	(321,271)
Telecommunications	(575,666)	—	—	(575,666)

Total	$(2,291,147)	$(2,085,000)	$—	$(4,376,147)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Credit Default Swaps	$—	$188,857	$—	$188,857
Futures Contracts	19,071	—	—	19,071

Total Other Financial Instruments	$19,071	$188,857	$—	$207,928

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.
Investments in Derivatives
Swap Contracts
The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing its investment objective. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized

Driehaus Mutual Funds
Notes to Schedules of Investments-(Continued)
March 31, 2011
appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2011, the Funds had outstanding swap contracts as listed on the Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of March 31, 2011, the Funds had outstanding futures contracts as listed on the Schedules of Investments.
Options Contracts
The Funds may use options contracts to hedge downside risk on its fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a

Driehaus Mutual Funds
Notes to Schedules of Investments-(Continued)
March 31, 2011
Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.
The premium amount and the number of option contracts written by the Active Income Fund during the period ended March 31, 2011, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2010	—	$—
Options written	1,950	2,139,150
Options closed	(1,950)	(2,139,150)
Options expired	—	—

Options outstanding at March 31, 2011	—	$—

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended March 31, 2011, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2010	—	$—
Options written	35	38,395
Options closed	(35)	(38,395)
Options expired	—	—

Options outstanding at March 31, 2011	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2011, the Funds had outstanding options as listed on the Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments-(Continued)
March 31, 2011
Other
Pursuant to the terms of certain of the senior unsecured bridge loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund has available with the custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of unfunded senior bridge loan commitments. At March 31, 2011, Driehaus Active Income Fund had unfunded senior bridge loan commitments of $15,000,000.
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At March 31, 2011, there were no such outstanding senior loan participation commitments in the Funds.
B. FEDERAL INCOME TAXES
At March 31, 2011, on a tax basis, the cost of securities and proceeds from securities sold short and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes, were as follows:

	Active	Select
	Income	Credit
	Fund	Fund
Cost of Investments and Proceeds from Securities Sold Short	$3,135,305,920	$47,406,246

Gross Unrealized Appreciation	$115,182,663	$1,572,156
Gross Unrealized Depreciation	(16,413,840)	(664,428)

Net Unrealized Appreciation/(Depreciation) on Investments	$98,768,823	$907,728

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)
Date May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)

Date May 25, 2011

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date May 25, 2011

*	Print the name and title of each signing officer under his or her signature.